Other Operating Expenses	12 Months Ended
Dec. 31, 2025
Other Operating Expenses [Abstract]
OTHER OPERATING EXPENSES
29	OTHER OPERATING EXPENSES

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Regulatory compliance and statutory cost	35,064	34,190	52,951
License fee	30,534	33,385	5,651
Changes on fair value of warrant liabilities	-	33,977	375,488
Bad debt written off	-	-	4,271,583
Bank charges	18,598	22,218	34,610
Entertainment	203,487	128,157	2,266,891
Event fees	247,411	135,782	221,641
Foreign exchange loss, net	272,643	54,000	566,866
Fair value changes in derivative liabilities	-	-	1,067,076
Fair value loss financial assets, FVPL	-	14,407	-
Impairment loss of intangible assets	-	-	918,324
Intangible assets written off	-	-	45,765
Loss on disposal of controlling interest in subsidiaries	-	399,540	10,613,900
Marketing expenses	341,323	1,161,638	658,659
Software and website usage fee	13,427	10,142	41,010
Staff welfare	191,190	794,064	663,399
Office expenses	338,755	311,801	306,311
Recruitment fees	29,894	52,931	74,548
Referral fees	-	102,018	3,421,734
Research and development expenses	-	408,071	-
Travelling expenses	311,168	385,739	595,020
Upkeep of office equipment	41,974	195,134	83,246
Net investment loss (1)	-	84,985	459,347
Total	2,075,468	4,362,179	26,744,020

(1)	Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.